Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Prospectus Date	rr_ProspectusDate	Jul. 09, 2018
Document Creation Date	dei_DocumentCreationDate	Jul. 11, 2018